                                                  Rochester Fund Municipals
                                          Supplement dated November 1, 2002 to the
                       Statement of Additional Information dated April 30, 2002, revised June 10, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated September 9, 2002 is withdrawn and is replaced with this supplement.

2.       The following is added to the Statement of Additional Information:

         Transfer  Agent Fee Limit:  The Transfer  Agent has  voluntarily  undertaken to the Fund to limit  transfer agent  fees to 0.25% of average  daily net  assets per fiscal  year for Class Y shares and 0.35% of average daily net assets per fiscal year for all other  classes.  That  undertaking  was effective  October 1, 2001
         (for Class Y only,  it was effective  from January 1, 2001 through  October 31, 2002) and may be amended or withdrawn at any time.  For the Fund's fiscal year ended  December 31, 2001 the transfer agent fees did not exceed any of the expense limitations described above.

         Effective November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the transfer agent fees would not have exceeded the expense limitation described above.

3.       Appendix B captioned "Municipal Bond Industry Classifications" is replaced with the following:

                                                                                                                (over please)

                                                         Appendix B

                                           Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

November 1, 2002                                                                             PX0365.008